UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                    -----------

                    The Gabelli Global Multimedia Trust Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                            MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

               COMMON STOCKS -- 95.5%
               COPYRIGHT/CREATIVITY COMPANIES -- 44.3%
               BUSINESS SERVICES: ADVERTISING -- 0.6%
      10,000   Clear Channel Outdoor
                 Holdings Inc., Cl. A+ ......  $    234,500
      20,000   Harte-Hanks Inc...............       547,000
       4,200   Havas SA......................        20,206
       7,000   JC Decaux SA+.................       189,425
       2,000   Publicis Groupe...............        78,044
       4,000   R. H. Donnelley Corp.+........       232,920
                                               ------------
                                                  1,302,095
                                               ------------
               COMPUTER HARDWARE -- 0.0%
       1,500   Apple Computer Inc.+..........        94,080
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 4.0%
      53,333   Activision Inc.+..............       735,462
       5,000   America Online Latin America Inc.,
                 Cl. A+ .....................            75
       3,000   Atlus Co. Ltd.+...............        16,822
       9,473   CNET Networks Inc.+...........       134,611
       3,230   EarthLink Inc.+...............        30,847
      15,200   Electronic Arts Inc.+.........       831,744
       1,000   EMC Corp.+....................        13,630
         100   Google Inc., Cl. A+...........        39,000
      10,000   Jupitermedia Corp.+...........       179,800
      60,000   Microsoft Corp................     1,632,600
      13,800   Mobius Management Systems Inc.+       86,250
       3,000   NAVTEQ Corp.+.................       151,950
       1,500   Pixar+........................        96,210
     145,000   Yahoo! Inc.+..................     4,677,700
                                                -----------
                                                  8,626,701
                                               ------------
               CONSUMER PRODUCTS -- 0.3%
       6,000   Lenox Group Inc.+.............        78,600
      32,000   Mattel Inc....................       580,160
                                               ------------
                                                    658,760
                                               ------------
               ELECTRONICS -- 1.9%
       5,000   Freescale Semiconductor Inc.,
                 Cl. B+ .....................       138,850
       3,000   Imax Corp.+...................        30,450
       6,000   Intel Corp....................       116,100
       3,570   Royal Philips Electronics NV,
                 ADR ........................       120,131
      10,000   Samsung Electronics Co.
                 Ltd., GDR (b) ..............     3,241,908
       6,000   Sony Corp., ADR...............       276,420
       6,000   Zoran Corp.+..................       131,280
                                               ------------
                                                  4,055,139
                                               ------------
               ENTERTAINMENT -- 11.8%
       8,000   Aruze Corp....................       183,518
       1,161   Corporacion Interamericana de
                 Entretenimiento SA de CV,
                 Cl. B+ .....................         2,294
      25,000   Crown Media Holdings Inc.,
                 Cl. A+ .....................       158,500

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

      31,622   EMI Group plc.................  $    138,999
      30,000   EMI Group plc, ADR............       263,304
     225,000   Gemstar-TV Guide International
                 Inc.+ ......................       695,250
      70,000   GMM Grammy Public Co. Ltd.....        20,707
         481   Henley LP+ (c)................         1,443
      77,843   Liberty Global Inc., Cl. A+...     1,593,446
      77,843   Liberty Global Inc., Cl. C+...     1,537,399
     715,000   Liberty Media Corp., Cl. A+...     5,870,150
         625   Live Nation Inc.+.............        12,400
     100,000   Shaw Brothers (Hong Kong) Ltd.       126,303
      53,000   Six Flags Inc.+...............       539,540
      70,000   SMG plc.......................       106,112
      97,000   The Walt Disney Co............     2,705,330
     200,000   Time Warner Inc...............     3,358,000
      70,000   Viacom Inc., Cl. A+...........     2,713,200
     166,000   Vivendi Universal SA, ADR.....     5,677,200
       4,000   World Wrestling Entertainment
                 Inc. .......................        67,600
                                               ------------
                                                 25,770,695
                                               ------------
               HOTELS AND GAMING -- 12.3%
       8,000   Aztar Corp.+..................       335,920
      24,000   Boyd Gaming Corp..............     1,198,560
      13,000   Churchill Downs Inc...........       498,160
     150,000   Gaylord Entertainment Co.+....     6,807,000
       5,000   Greek Organization of
                 Football Prognostics SA ....       191,110
      32,000   GTECH Holdings Corp...........     1,089,600
       5,000   Harrah's Entertainment Inc....       389,800
     118,000   International Game Technology.     4,155,960
       6,000   Kerzner International Ltd.+...       466,920
     800,000   Ladbrokes plc.................     5,406,813
      22,000   Las Vegas Sands Corp.+........     1,246,520
      55,000   Magna Entertainment Corp.,
                 Cl. A+ .....................       373,450
      75,000   MGM Mirage+...................     3,231,750
      36,900   Pinnacle Entertainment Inc.+..     1,039,473
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. .............       406,380
                                               ------------
                                                 26,837,416
                                               ------------
               PUBLISHING -- 13.4%
      20,000   Arnoldo Mondadori Editore SpA.       196,200
      95,000   Belo Corp., Cl. A.............     1,888,600
      20,000   Dow Jones & Co. Inc...........       786,000
      20,000   EMAP plc......................       306,131
       8,000   Gannett Co. Inc...............       479,360
       2,833   Golden Books Family
                 Entertainment Inc.+ ........             0
       2,000   Hollinger International Inc.,
                 Cl. A ......................        16,760
     144,400   Independent News & Media plc..       467,229
      12,000   Journal Register Co...........       146,160
      13,000   Knight-Ridder Inc.............       821,730
      46,000   Lee Enterprises Inc...........     1,531,340
      19,000   McClatchy Co., Cl. A..........       928,150

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
      40,000   McGraw-Hill Companies Inc.....   $ 2,304,800
      33,000   Media General Inc., Cl. A.....     1,538,460
      27,000   Meredith Corp.................     1,506,330
     100,000   Nation Multimedia Group plc (c)       26,495
     130,000   New Straits Times Press Berhad        81,888
     326,414   News Corp., Cl. A.............     5,421,736
      40,000   News Corp., Cl. B.............       702,400
     150,000   Oriental Press Group Ltd......        31,125
     100,000   Penton Media Inc.+............        63,000
      10,000   Playboy Enterprises Inc., Cl. A+     126,400
     974,000   Post Publishing plc (c).......       212,965
     145,000   PRIMEDIA Inc.+................       300,150
      90,000   Reader's Digest Association Inc.   1,327,500
       2,360   SanomaWSOY Oyj, Cl. A.........        71,156
       1,000   Scholastic Corp.+.............        26,760
     251,520   SCMP Group Ltd................        89,954
     252,671   Singapore Press Holdings Ltd..       703,666
         300   Spir Communication............        45,481
      15,000   Telegraaf Media Groep NV......       385,189
      64,000   The E.W. Scripps Co., Cl. A...     2,861,440
      44,000   Thomas Nelson Inc.............     1,287,000
      84,000   Tribune Co....................     2,304,120
      12,352   United Business Media plc.....       155,696
         800   Wiley (John) & Sons Inc., Cl. B       30,564
       4,000   Wolters Kluwer NV - CVA.......        99,760
                                               ------------
                                                 29,271,695
                                               ------------
               TOTAL COPYRIGHT/CREATIVITY
                 COMPANIES ..................    96,616,581
                                               ------------
               DISTRIBUTION COMPANIES -- 51.2%
               BROADCASTING -- 8.0%
       1,560   Asahi Broadcasting Corp.......       198,148
      18,000   CanWest Global Communications
                 Corp.+ .....................       151,200
      18,000   CanWest Global Communications
                 Corp., Sub-Voting+ .........       152,126
      70,000   CBS Corp., Cl. A..............     1,687,000
       6,400   Chubu-Nippon Broadcasting Co.,
                 Ltd. .......................        81,563
       5,000   Clear Channel Communications Inc.    145,050
      20,000   Cogeco Inc....................       482,082
       8,333   Corus Entertainment Inc., Cl. B      255,445
       9,000   Cox Radio Inc., Cl. A+........       120,780
      72,271   Discovery Holding Co., Cl. A+.     1,084,065
         166   Emmis Communications Corp.,
                 Cl. A+ .....................         2,656
      29,800   Fisher Communications Inc.+...     1,333,550
         228   Fuji Television Network Inc...       569,516
      40,000   Granite Broadcasting Corp.+...         4,800
      95,000   Gray Television Inc...........       798,000

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

      10,000   Gray Television Inc., Cl. A...  $     80,600
      10,000   Grupo Radio Centro, SA de CV,
                 ADR+ .......................        57,500
      30,000   Hearst-Argyle Television Inc..       700,800
       4,550   Lagardere SCA.................       355,374
      50,000   Lin TV Corp., Cl. A+..........       450,000
       5,140   Media Prima Berhad+...........         2,512
       4,000   Metropole Television SA.......       118,810
       7,000   Nippon Television Network Corp.    1,027,698
       4,650   NRJ Group+....................       101,489
       1,000   NTN Buzztime Inc.+............         1,440
      96,100   Paxson Communications Corp.+..        90,334
         500   Radio One Inc., Cl. A+........         3,740
       1,000   Radio One Inc., Cl. D+........         7,460
       1,500   RTL Group (Brussels)..........       129,063
       3,500   RTL Group (New York)..........       307,721
       1,906   SAGA Communications Inc., Cl. A+      18,431
      79,000   Salem Communications Corp.,
                 Cl. A+ .....................     1,185,790
      80,000   Sinclair Broadcast Group Inc.,
                 Cl. A ......................       652,000
      25,000   Societe Television Francaise 1       757,410
       5,000   Spanish Broadcasting System Inc.,
                 Cl. A+ .....................        27,650
      50,000   Television Broadcasts Ltd.....       283,536
     110,000   Tokyo Broadcasting System Inc.     2,953,271
         258   TV Asahi Corp.................       664,180
     240,000   TV Azteca SA de CV, CPO.......       151,079
      26,000   Ulster Television plc.........       198,759
      45,000   Young Broadcasting Inc., Cl. A+      153,000
                                               ------------
                                                 17,545,628
                                               ------------
               BUSINESS SERVICES -- 0.3%
      15,000   BB Holdings Ltd...............        69,000
       6,000   Carlisle Group Ltd.+..........        11,884
      15,000   Cendant Corp..................       260,250
         500   CheckFree Corp.+..............        25,250
       1,000   Convergys Corp.+..............        18,210
         500   Dun and Bradstreet Corp.+.....        38,340
       8,000   Interactive Data Corp.........       188,000
       2,000   Moody's Corp..................       142,920
         938   OneSource Services Inc.+......        12,623
       2,500   Traffix Inc...................        14,400
                                               ------------
                                                    780,877
                                               ------------
               CABLE -- 8.5%
      16,578   Austar United Communications
                 Ltd.+ ......................        15,132
     200,000   Cablevision Systems Corp.,
                 Cl. A+ .....................     5,340,000
      30,000   Charter Communications Inc.,
                 Cl. A+ .....................        32,700
      40,400   Cogeco Cable Inc..............       973,807
      35,000   Comcast Corp., Cl. A+.........       915,600
       7,000   Comcast Corp., Cl. A, Special+       182,840
      15,000   Mediacom Communications Corp.,
                 Cl. A+ .....................        86,250
     245,345   Rogers Communications Inc.,
                 Cl. B, New York ............     9,359,912

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               CABLE (CONTINUED)
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto .............  $    368,309
      11,000   Shaw Communications Inc.,
                 Cl. B, New York ............       263,010
      39,000   Shaw Communications Inc.,
                 Cl. B, Toronto .............       930,042
                                               ------------
                                                 18,467,602
                                               ------------
               CONSUMER SERVICES -- 1.6%
       3,000   Best Buy Co. Inc..............       167,790
       4,000   Bowlin Travel Centers Inc.+...         6,400
         400   eBay Inc.+....................        15,624
      20,000   H&R Block Inc.................       433,000
      94,204   IAC/InterActiveCorp+..........     2,776,192
       2,000   Martha Stewart Living Omnimedia
                 Inc., Cl. A+ ...............        33,720
       4,000   TiVo Inc.+....................        28,920
                                               ------------
                                                  3,461,646
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 1.5%
      40,000   Bouygues SA...................     2,125,597
      18,432   Contax Participacoes SA, ADR..        23,097
      30,000   General Electric Co...........     1,043,400
       7,700   Hutchison Whampoa Ltd.........        70,607
       7,908   Malaysian Resources Corp. Berhad+      1,353
                                               ------------
                                                  3,264,054
                                               ------------
               ENERGY AND UTILITIES -- 0.2%
      27,000   El Paso Electric Co.+.........       514,080
                                               ------------
               ENTERTAINMENT -- 6.7%
       1,000   Blockbuster Inc., Cl. A.......         3,970
       3,150   British Sky Broadcasting Group
                 plc, ADR ...................       119,007
      12,000   Canal+ Groupe.................       118,374
       4,005   Chestnut Hill Ventures+ (c)...        86,003
      40,000   DreamWorks Animation SKG Inc.,
                 Cl. A+ .....................     1,058,000
     568,000   Grupo Televisa SA, ADR........    11,303,200
     200,000   Rank Group plc................       783,571
      13,000   Regal Entertainment Group,
                 Cl. A ......................       244,530
      13,000   Triple Crown Media Inc.+......        76,700
      25,000   Univision Communications Inc.,
                 Cl. A+ .....................       861,750
                                               ------------
                                                 14,655,105
                                               ------------
               EQUIPMENT -- 2.6%
       6,000   Agere Systems Inc.+...........        90,240
      11,000   American Tower Corp., Cl. A+..       333,520
       1,000   Amphenol Corp., Cl. A.........        52,180
      10,000   Andrew Corp.+.................       122,800

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

         416   Avaya Inc.+...................  $      4,701
       2,000   CommScope Inc.+...............        57,100
      90,000   Corning Inc.+.................     2,421,900
       3,000   Furukawa Electric Co. Ltd.....        24,877
       1,500   L-3 Communications Holdings Inc.     128,685
      70,000   Lucent Technologies Inc.+.....       213,500
      55,000   Motorola Inc..................     1,260,050
      40,000   Nortel Networks Corp.+........       122,000
      12,000   QUALCOMM Inc..................       607,320
      40,000   Sycamore Networks Inc.+.......       188,000
         200   Trestle Holdings Inc.+........            34
                                               ------------
                                                  5,626,907
                                               ------------
               FOOD AND BEVERAGE -- 0.1%
       5,282   Compass Group plc.............        20,947
       1,041   Pernod-Ricard SA..............       199,450
                                               ------------
                                                    220,397
                                               ------------
               SATELLITE -- 0.9%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR .........         5,610
      30,000   DIRECTV Group Inc.+...........       492,000
      40,000   EchoStar Communications Corp.,
                 Cl. A+ .....................     1,194,800
       1,000   Lockheed Martin Corp..........        75,130
      25,000   Pegasus Communications Corp.,
                 Cl. A+ .....................        68,750
       6,000   PT Indosat Tbk, ADR...........       168,540
          30   SKY Perfect Communications Inc.       22,073
                                               ------------
                                                  2,026,903
                                               ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 2.5%
      20,000   AT&T Inc......................       540,800
       1,000   Embratel Participacoes SA, ADR+       11,060
      35,000   Philippine Long Distance
                 Telephone Co., ADR .........     1,314,950
      70,000   Sprint Nextel Corp............     1,808,800
       1,000   Startec Global Communications
                 Corp.+ (c) .................             2
       1,666   Talk America Holdings Inc.+...        14,211
     600,000   Telecom Italia SpA............     1,750,527
                                               ------------
                                                  5,440,350
                                               ------------
               TELECOMMUNICATIONS: NATIONAL -- 4.7%
       9,000   BT Group plc, ADR.............       349,380
       5,000   China Telecom Corp. Ltd., ADR.       177,000
       5,000   China Unicom Ltd., ADR........        41,300
      40,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ...........       357,600
     162,000   Deutsche Telekom AG, ADR......     2,724,840
      50,000   Elisa Oyj, Cl. A..............       992,511
       3,000   France Telecom SA, ADR........        67,440
       3,305   Hellenic Telecommunications
                 Organization SA+ ...........        73,695

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               TELECOMMUNICATIONS: NATIONAL (CONTINUED)
         500   Magyar Telekom Telecommunications
                 plc, ADR ...................  $     10,895
          20   Nippon Telegraph & Telephone
                 Corp. ......................        85,811
       4,320   PT Telekomunikasi Indonesia, ADR     130,939
       6,000   Rostelecom, ADR...............       115,500
      45,000   Swisscom AG, ADR..............     1,456,200
       2,000   Telecom Corp. of New Zealand
                 Ltd., ADR ..................        54,640
      55,000   Telefonica SA, ADR............     2,583,350
      38,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR .................       854,240
      18,172   TeliaSonera AB................       108,960
       2,400   Telstra Corp. Ltd., ADR.......        32,184
                                               ------------
                                                 10,216,485
                                               ------------
               TELECOMMUNICATIONS: REGIONAL -- 8.3%
       4,266   Aliant Inc....................       129,859
      15,025   ALLTEL Corp...................       972,869
      37,000   BCE Inc.......................       890,220
       4,000   Brasil Telecom Participacoes
                 SA, ADR ....................       145,160
      25,000   CenturyTel Inc................       978,000
     100,000   Cincinnati Bell Inc.+.........       452,000
      90,000   Citizens Communications Co....     1,194,300
      50,000   Commonwealth Telephone
                 Enterprises Inc. ...........     1,722,500
       3,000   Metromedia International Group
                 Inc.+ ......................         4,560
           8   NTL Inc.+.....................           233
     320,000   Qwest Communications
                 International Inc.+ ........     2,176,000
      18,432   Tele Norte Leste Participacoes
                 SA, ADR ....................       307,446
      10,000   Telecom Argentina SA, Cl. B,
                 ADR+ .......................       135,400
      68,000   Telephone & Data Systems Inc..     2,681,920
      68,000   Telephone & Data Systems Inc.,
                 Special ....................     2,567,000
      40,000   TELUS Corp....................     1,569,380
       4,000   Time Warner Telecom Inc., Cl. A+      71,800
      60,972   Verizon Communications Inc....     2,076,706
                                               ------------
                                                 18,075,353
                                               ------------
               WIRELESS COMMUNICATIONS -- 5.3%
     100,000   America Movil SA de CV, Cl. L,
                 ADR ........................     3,426,000
         102   Hutchison Telecommunications
                 International Ltd.+ ........           174
     240,000   Jasmine International Public Co.
                 Ltd.+ (c) ..................         3,087
     100,000   Nextel Partners Inc., Cl. A+..     2,832,000

                                                   MARKET
    SHARES                                         VALUE*
   --------                                        ------

         500   NTT DoCoMo Inc................  $    739,167
      30,000   Price Communications Corp.+...       530,700
      10,800   Rural Cellular Corp., Cl. A+..       158,868
      37,000   SK Telecom Co. Ltd., ADR......       872,830
         330   Tele Norte Celular Participacoes
                 SA, ADR ....................         3,485
         825   Telemig Celular Participacoes
                 SA, ADR ....................        39,320
       3,178   Tim Participacoes SA, ADR.....       117,681
      30,000   United States Cellular Corp.+.     1,780,800
      18,000   Vimpel-Communications, ADR+...       774,180
      17,204   Vivo Participacoes SA, ADR....        73,634
      11,000   Vodafone Group plc, ADR.......       229,900
                                               ------------
                                                 11,581,826
                                               ------------
               TOTAL DISTRIBUTION COMPANIES..   111,877,213
                                               ------------
               TOTAL COMMON STOCKS...........   208,493,794
                                               ------------
               PREFERRED STOCKS -- 0.7%
               BROADCASTING -- 0.5%
       1,063   Granite Broadcasting Corp.,
                 12.750% Pfd.+ ..............       103,642
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (b)(c)(d) ...........     1,000,000
                                               ------------
                                                  1,103,642
                                               ------------
               BUSINESS SERVICES -- 0.2%
      11,241   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A+ (b)(c)(d) ..........       393,450
                                               ------------
               TOTAL PREFERRED STOCKS........     1,497,092
                                               ------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/18/08+ ...........         1,647
                                               ------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expire 07/31/08+ ...........           942
                                               ------------
               BUSINESS SERVICES -- 0.0%
      62,500   Interep National Radio Sales Inc.,
                 expire 05/06/07+ (b)(c)(d) .             0
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
         541   Lucent Technologies Inc.,
                 expire 12/10/07+ ...........           338
                                               ------------
               PUBLISHING -- 0.0%
      25,000   Nation Multimedia Group plc,
                 expire 08/22/07+ (c) .......           553
                                               ------------
               TOTAL WARRANTS................         1,833
                                               ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   --------                                        ------


               CONVERTIBLE CORPORATE BONDS -- 0.4%
               BUSINESS SERVICES -- 0.4%
  $   50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) ...  $          0
               Trans-Lux Corp., Sub. Deb. Cv.,
     500,000     7.500%, 12/01/06...........        493,125
     300,000     8.250%, 03/01/12...........        282,750
                                               ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ............       775,875
                                               ------------
               U.S. GOVERNMENT OBLIGATIONS -- 3.4%
   7,543,000   U.S. Treasury Bills,
                 4.445% to 4.756%++,
                 04/20/06 to 09/07/06 .......     7,505,011
                                               ------------
TOTAL INVESTMENTS -- 100.0%
 (Cost $159,537,034) ........................  $218,275,252
                                               ============
----------------
            For Federal tax purposes:
            Aggregate cost ..................  $162,865,489
                                               ============
            Gross unrealized appreciation ...  $ 65,047,394
            Gross unrealized depreciation ...    (9,637,631)
                                               ------------
            Net unrealized appreciation
              (depreciation) ................  $ 55,409,763
                                               ============
----------------
(a)  Security in default.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $4,635,358 or 2.12% of total investments. Except as noted in (d), these securities are liquid.
(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $1,723,998 or 0.79% of total investments.
(d) At March 31, 2006, the Fund held investments in restricted and illiquid securities amounting to $1,393,450 or 0.64% of net assets, which were valued under methods approved by the Board, as follows:

                                                                            03/31/06
 ACQUISITION                              ACQUISITION    ACQUISITION     CARRYING VALUE
   SHARES    ISSUER                          DATE           COST            PER UNIT
   ------    ------                          ----           ----            --------
    100  Gray Television Inc.,
           8.000% Cv. Pfd., Ser. C ........ 04/22/02     $1,000,000      $10,000.0000
 11,241  Interep National Radio Sales Inc.,
           4.000% Cv. Pfd., Ser. A ........ 05/03/02      1,081,573           35.0013
 62,500  Interep National Radio Sales Inc.
           Warrants expire 05/06/07 ....... 05/03/02             --                --

+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
GDR  Global Depository Receipt
CPO  Ordinary Participation Certificate
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                          % OF
                                          MARKET        MARKET
                                          VALUE          VALUE
                                         -------        ------
      GEOGRAPHIC DIVERSIFICATION
      North America ....................  71.40%      $155,728,883
      Europe ...........................  14.00         30,503,020
      Latin America ....................   8.00         17,487,912
      Asia/Pacific .....................   3.50          7,712,373
      Japan ............................   3.10          6,843,064
                                         ------       ------------
      Total Investments ................ 100.0%       $218,275,252
                                         ======       ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Gabelli Global Multimedia Trust Inc.
                           ----------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.